Secured Borrowings (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments
Outstanding principal balance	$ 50,000
Notes payable, net	2,052,412	2,326,110
BOS Facility [Member]
Debt Instruments
Outstanding principal balance	275,516	493,447
Unamortized debt discount	(6,891)	(13,886)
Notes payable, net	268,625	479,561
BOS Facility [Member] | Senior tranches [Member]
Debt Instruments
Outstanding principal balance	242,815	440,106
BOS Facility [Member] | Junior tranches [Member]
Debt Instruments
Outstanding principal balance	$ 32,701	$ 53,341